SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
SELLING AND MARKETING EXPENSES
Schedule of selling, marketing and business development expenses

	Year Ended December 31,
	2023	2022	2021

	U.S. dollars in thousands
Payroll and related expenses	9,656	19,235	24,227
Share-based payments	(51)	553	2,570
Professional services	3,056	6,596	17,441
Samples	54	836	1,008
Travel, Fleet, meals and related expenses	736	5,136	7,305
Office-related expenses	566	1,510	1,285
Other	739	1,576	1,787
	14,756	35,442	55,623